Financial risk management, objectives and policies, Market risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Type Swap	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Market risk [Abstract]
Number of types of risk in market prices | Type	4
Number of interest rate swaps | Swap	9
Interest rate swaps total aggregate notional amount	$ 311,590	$ 334,365
Increase (decrease) in profit (loss) due to change in interest rates by fifty basis points	$ (457)	$ (981)	$ (488)